Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 580,018	$ 374,556
Interest on long-term debt - related party (Note 3 (b))	150,833	151,667
Interest on convertible debt - non cash	0	57,773
Amortization and write-off of deferred finance charges	125,234	541,441
Amortization and write-off of convertible notes beneficial conversion features	0	532,437
Other finance charges	42,918	7,954
Total	$ 899,003	$ 1,665,828